Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,651,175,000.00
Previously Paid Amount	0.00
Total Fee Amount	366,127.27
Total Offset Amount	0.00
Net Fee	366,127.27
Narrative - Max Aggregate Offering Price	$ 2,250,000,000.00
Final Prospectus	true